Income Taxes (Provision for income taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal
Current	$ 17,834	$ 17,737	$ 19,796
Deferred	6,867	(2,409)	(6,388)
Total	24,701	15,328	13,408
State, Local and Foreign
Current	10,545	12,243	12,713
Deferred	1,968	(1,756)	(3,337)
Total	12,513	10,487	9,376
Total Provision	$ 37,214	$ 25,815	$ 22,784